Expense Example - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343